CIRR-system (Tables)	6 Months Ended
Jun. 30, 2024
CIRR-system
Schedule of information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2024	2024	2023	2024	2023	2023
Interest income	576	586	577	1,162	1,128	2,329
Interest expenses	-505	-523	-485	-1,028	-947	-1,904
Interest compensation	—	—	—	—	—	—
Exchange-rate differences	0	1	1	1	1	1
Profit before compensation to SEK	71	64	93	135	182	426
Administrative remuneration to SEK	-64	-65	-66	-129	-127	-260
Operating profit CIRR-system	7	-1	27	6	55	166
Reimbursement to (–) / from (+) the State	-7	1	-27	-6	-55	-166

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2024	2023
Cash and cash equivalents	0	1
Loans	97,420	101,361
Derivatives	5,077	4,334
Other assets	228	179
Prepaid expenses and accrued revenues	2,036	1,711
Total assets	104,761	107,586
Liabilities	103,116	105,642
Derivatives	311	859
Accrued expenses and prepaid revenues	1,334	1,085
Total liabilities	104,761	107,586
Commitments
Committed undisbursed loans	50,212	36,505